Other Current Assets (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Other Current Assets [Abstract]
Tax receivables and assets	$ 12.8	$ 18.5
Client reimbursables	6.3	5.0
Fuel	2.1	2.5
Deferred finance charges	0.8	0.5
Other	1.1	1.5
Total	$ 23.1	$ 28.0